UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06203 )

Exact name of registrant as specified in charter: Putnam Discovery Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments:

Putnam Discovery Growth Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (98.9%)(a)

	Shares	Value

Advertising and Marketing Services (0.8%)
FTD Group, Inc.	206,200	$3,408,486
Omnicom Group, Inc.	27,500	2,815,450
		6,223,936

Aerospace and Defense (2.7%)
Alliant Techsystems, Inc. (NON)	28,200	2,479,344
Boeing Co. (The)	63,900	5,681,349
L-3 Communications Holdings, Inc.	28,300	2,475,401
Lockheed Martin Corp.	57,700	5,598,054
United Technologies Corp.	86,100	5,596,500
		21,830,648

Automotive (0.5%)
Harley-Davidson, Inc.	68,700	4,036,125

Banking (1.8%)
Commerce Bancorp, Inc.	95,800	3,197,804
U.S. Bancorp	123,700	4,325,789
Wells Fargo & Co.	130,200	4,482,786
Wilmington Trust Corp.	65,873	2,777,864
		14,784,243

Basic Materials (0.5%)
Ceradyne, Inc. (NON)	75,000	4,105,500

Beverage (0.4%)
Central European Distribution Corp. (NON)	113,600	3,306,896

Biotechnology (2.7%)
Amgen, Inc. (NON) (SEG)	59,200	3,308,096
BioMarin Pharmaceuticals, Inc. (NON)	104,700	1,807,122
Genentech, Inc. (NON)	27,000	2,217,240
MedImmune, Inc. (NON)	263,700	9,596,043
PDL BioPharma, Inc. (NON)	227,700	4,941,090
		21,869,591

Building Materials (1.1%)
Genlyte Group, Inc. (The) (NON)	49,500	3,492,225
Sherwin-Williams Co. (The)	86,500	5,712,460
		9,204,685

Commercial and Consumer Services (3.8%)
Alliance Data Systems Corp. (NON)	29,003	1,787,165
CDW Corp.	18,300	1,124,169
Chemed Corp.	107,600	5,268,096
Dun & Bradstreet Corp. (The)	19,444	1,773,293
Equifax, Inc.	138,100	5,033,745
infoUSA, Inc.	315,600	3,036,072
Manpower, Inc.	39,200	2,891,784
Navigant Consulting, Inc. (NON)	216,200	4,272,112
Pre-Paid Legal Services, Inc. (NON)	117,200	5,872,892
		31,059,328

Communications Equipment (2.4%)
Avaya, Inc. (NON)	296,600	3,502,846
Cisco Systems, Inc. (NON)	338,100	8,631,693
Qualcomm, Inc.	77,100	3,289,086
Tekelec (NON)	273,600	4,079,376
		19,503,001

Computers (4.3%)
Apple Computer, Inc. (NON)	67,200	6,243,552
Avocent Corp. (NON)	83,800	2,260,086
Commvault Systems, Inc. (acquired various dates from
1/30/02 to 9/4/03, cost $1,249,999)
(Private)(RES)(NON)(F)	201,415	2,936,631
Dell, Inc. (NON)	109,100	2,532,211
Electronics for Imaging, Inc. (NON)	113,600	2,663,920
EMC Corp. (NON)	250,800	3,473,580
Jack Henry & Associates, Inc.	176,000	4,232,800
Mentor Graphics Corp. (NON)	193,700	3,165,058
National Instruments Corp.	184,600	4,842,058
Network Appliance, Inc. (NON)	72,900	2,662,308
		35,012,204

Conglomerates (0.6%)
Danaher Corp.	71,800	5,130,110

Consumer Finance (1.4%)
Capital One Financial Corp.	97,600	7,364,896
Countrywide Financial Corp.	139,000	4,675,960
		12,040,856

Consumer Goods (1.1%)
Colgate-Palmolive Co.	31,400	2,097,206
Procter & Gamble Co. (The)	106,900	6,751,804
		8,849,010

Consumer Services (0.8%)
Liberty Media Holding Corp. - Interactive Class A (NON)	74,600	1,776,972
Nutri/System, Inc. (NON)	91,100	4,774,551
		6,551,523

Electrical Equipment (0.9%)
Superior Essex, Inc. (NON)	72,900	2,527,443
WESCO International, Inc. (NON)	72,300	4,538,994
		7,066,437

Electronics (4.0%)
Agere Systems, Inc. (NON)	314,400	7,111,728
Amphenol Corp. Class A	103,600	6,689,452
Avnet, Inc. (NON)	120,400	4,351,256
General Cable Corp. (NON)	58,300	3,114,969
Microchip Technology, Inc.	46,200	1,641,486
RF Micro Devices, Inc. (NON)	716,700	4,465,041
Trimble Navigation, Ltd. (NON)	94,000	2,522,960
TTM Technologies, Inc. (NON)	293,700	2,801,898
		32,698,790

Energy (3.6%)
Cameron International Corp. (NON)	92,500	5,808,075
FMC Technologies, Inc. (NON)	42,000	2,929,920
Grant Prideco, Inc. (NON)	68,800	3,428,992
Halliburton Co.	105,400	3,345,396
Helix Energy Solutions Group, Inc. (NON)	73,600	2,744,544
National-Oilwell Varco, Inc. (NON)	88,700	6,899,973
Smith International, Inc.	84,700	4,069,835
		29,226,735

Environmental (0.5%)
Foster Wheeler, Ltd. (NON)	66,100	3,859,579

Financial (2.7%)
Advanta Corp. Class B	90,000	3,945,600
American Express Co.	56,700	3,197,880
Assurant, Inc.	29,800	1,598,174
FCStone Group, Inc. (NON)	28,848	1,076,607
IntercontinentalExchange, Inc. (NON)	38,700	4,729,527
Moody's Corp.	30,600	1,899,036
Nasdaq Stock Market, Inc. (The) (NON)	114,800	3,376,268
SLM Corp.	61,400	2,511,260
		22,334,352

Health Care Services (5.9%)
Alnylam Pharmaceuticals, Inc. (NON)	90,100	1,621,800
AMERIGROUP Corp. (NON)	146,300	4,447,520
AmSurg Corp. (NON)	78,600	1,924,914
Charles River Laboratories International, Inc. (NON)	62,300	2,881,998
Express Scripts, Inc. (NON)	37,900	3,059,288
Laboratory Corp. of America Holdings (NON)	114,300	8,301,609
LifePoint Hospitals, Inc. (NON)	104,600	3,997,812
Medco Health Solutions, Inc. (NON)	51,500	3,735,295
UnitedHealth Group, Inc.	142,500	7,548,225
WellCare Health Plans, Inc. (NON)	43,300	3,691,325
WellPoint, Inc. (NON)	91,400	7,412,540
		48,622,326

Homebuilding (0.2%)
NVR, Inc. (NON)	2,901	1,929,165

Household Furniture and Appliances (0.8%)
Whirlpool Corp.	72,900	6,189,939

Insurance (2.1%)
American Financial Group, Inc.	60,850	2,071,334
American International Group, Inc.	140,000	9,410,800
Berkshire Hathaway, Inc. Class B (NON)	842	3,064,880
Safety Insurance Group, Inc.	64,400	2,583,728
		17,130,742

Investment Banking/Brokerage (4.1%)
Affiliated Managers Group (NON)	42,000	4,550,700
Bear Stearns Cos., Inc. (The)	50,100	7,532,535
BlackRock, Inc.	14,200	2,219,602

E*Trade Financial Corp. (NON)	99,800	2,117,756
Franklin Resources, Inc.	21,400	2,585,762
Goldman Sachs Group, Inc. (The)	42,800	8,843,764
Penson Worldwide, Inc. (NON)	123,700	3,734,503
T. Rowe Price Group, Inc.	44,500	2,099,955
		33,684,577

Lodging/Tourism (0.6%)
Las Vegas Sands Corp. (NON)	22,100	1,914,081
Royal Caribbean Cruises, Ltd.	33,600	1,416,576
Wyndham Worldwide Corp. (NON)	53,900	1,840,685
		5,171,342

Machinery (3.5%)
Cummins, Inc.	24,900	3,603,528
Gardner Denver, Inc. (NON)	96,700	3,369,995
Lincoln Electric Holdings, Inc.	75,500	4,496,780
Parker-Hannifin Corp.	81,500	7,034,265
Timken Co.	164,400	4,982,964
Wabtec Corp.	144,800	4,994,152
		28,481,684

Manufacturing (0.7%)
Actuant Corp. Class A	75,700	3,846,317
Dover Corp.	37,000	1,805,970
		5,652,287

Media (0.7%)
Walt Disney Co. (The)	119,900	4,128,157
Xinhua Finance Media, Ltd. ADR (China) (NON)	114,900	1,260,453
		5,388,610

Medical Technology (5.2%)
Accuray, Inc. (NON)	34,100	758,384
Becton, Dickinson and Co.	31,700	2,437,413
C.R. Bard, Inc.	80,400	6,392,604
Dade Behring Holdings, Inc.	117,000	5,130,450
DENTSPLY International, Inc.	161,600	5,292,400
Edwards Lifesciences Corp. (NON)	121,000	6,134,700
Hospira, Inc. (NON)	175,900	7,194,310
Kinetic Concepts, Inc. (NON)	96,980	4,911,067
Medtronic, Inc.	70,200	3,444,012
St. Jude Medical, Inc. (NON)	38,300	1,440,463
		43,135,803

Metals (3.4%)
Agnico-Eagle Mines, Ltd. (Canada)	166,100	5,883,262
Cameco Corp. (Canada)	131,300	5,375,422
Freeport-McMoRan Copper & Gold, Inc. Class B	69,600	4,606,824
Goldcorp, Inc. (Toronto Exchange) (Canada)	108,550	2,607,371
Hecla Mining Co. (NON)	354,900	3,215,394
PAN American Silver Corp. (Canada) (NON)	110,500	3,269,695
Steel Dynamics, Inc.	78,400	3,386,880
		28,344,848

Office Equipment & Supplies (0.4%)
Global Imaging Systems, Inc. (NON)	182,500	3,558,750

Oil & Gas (2.5%)
ATP Oil & Gas Corp. (NON)	67,200	2,526,720
Devon Energy Corp.	51,800	3,585,596
EOG Resources, Inc.	24,000	1,712,160
Helmerich & Payne, Inc.	114,600	3,476,964
Hess Corp.	44,600	2,473,962
Occidental Petroleum Corp.	45,500	2,243,605
Valero Energy Corp.	66,400	4,282,136
		20,301,143

Pharmaceuticals (3.4%)
Barr Pharmaceuticals, Inc. (NON)	116,806	5,413,958
Cephalon, Inc. (NON)	117,800	8,388,538
Johnson & Johnson	110,900	6,682,834
Mylan Laboratories, Inc.	161,200	3,407,768
Salix Pharmaceuticals, Ltd. (NON)	237,254	2,989,400
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	41,700	1,560,831
		28,443,329

Publishing (0.7%)
McGraw-Hill Cos., Inc. (The)	94,800	5,961,024

Real Estate (1.1%)
CB Richard Ellis Group, Inc. Class A (NON)	241,200	8,244,216
HFF, Inc. Class A (NON)	75,600	1,134,000
Realex Properties Corp. (Canada)	430	414
		9,378,630

Restaurants (3.0%)

Domino's Pizza, Inc.	222,200	7,214,834
Jack in the Box, Inc. (NON)	45,400	3,138,502
Papa John's International, Inc. (NON)	110,300	3,242,820
Sonic Corp. (NON)	139,700	3,112,516
Starbucks Corp. (NON)	116,900	3,665,984
Yum! Brands, Inc.	70,300	4,060,528
		24,435,184

Retail (8.7%)
A.C. Moore Arts & Crafts, Inc. (NON)	179,800	3,836,932
Abercrombie & Fitch Co. Class A	72,600	5,494,368
Advance Auto Parts, Inc.	97,000	3,739,350
AnnTaylor Stores Corp. (NON)	111,100	4,308,458
Bed Bath & Beyond, Inc. (NON)	53,600	2,153,112
Best Buy Co., Inc.	73,900	3,600,408
Dollar Tree Stores, Inc. (NON)	86,000	3,288,640
Dress Barn, Inc. (NON)	187,400	3,899,794
Expedia, Inc. (NON)	153,300	3,553,494
Home Depot, Inc. (The)	98,600	3,622,564
Kohl's Corp. (NON)	33,500	2,566,435
Lowe's Cos., Inc.	127,600	4,018,124
OfficeMax, Inc.	97,700	5,152,698
Pacific Sunwear of California, Inc. (NON)	295,300	6,151,099
Ross Stores, Inc.	190,600	6,556,640
Staples, Inc.	259,700	6,710,648
Timberland Co. (The) Class A (NON)	123,300	3,209,499
		71,862,263

Schools (0.6%)
Career Education Corp. (NON)	174,400	5,319,200

Semiconductor (2.7%)
Advanced Energy Industries, Inc. (NON)	95,300	2,005,112
Applied Materials, Inc.	175,000	3,206,000
Brooks Automation, Inc. (NON)	148,800	2,551,920
Cymer, Inc. (NON)	90,100	3,743,655
Formfactor, Inc. (NON)	97,684	4,371,359
Lam Research Corp. (NON)	75,200	3,559,968
Micrel, Inc. (NON)	281,000	3,096,620
		22,534,634

Shipping (0.3%)
Omega Navigation Enterprises, Inc. (Marshall Islands)	164,800	2,575,824

Software (5.9%)
Adobe Systems, Inc. (NON)	106,300	4,432,710
Autodesk, Inc. (NON)	169,400	6,369,440
Cadence Design Systems, Inc. (NON)	253,400	5,336,604
Epicor Software Corp. (NON)	382,700	5,323,357
Glu Mobile, Inc. (NON)	164,700	1,647,000
Manhattan Associates, Inc. (NON)	104,100	2,855,463
Microsoft Corp.	271,100	7,555,557
Oracle Corp. (NON)	330,700	5,995,591
Parametric Technology Corp. (NON)	195,900	3,739,731
Sybase, Inc. (NON)	212,200	5,364,416
		48,619,869

Staffing (0.5%)
Administaff, Inc.	114,100	4,016,320

Technology (0.5%)
ON Semiconductor Corp. (NON)	420,200	3,748,184

Technology Services (3.4%)
Accenture, Ltd. Class A (Bermuda)	38,300	1,476,082
Automatic Data Processing, Inc.	98,400	4,762,560
Checkfree Corp. (NON)	56,600	2,099,294
Covansys Corp. (NON)	133,761	3,301,221
eBay, Inc. (NON)	129,500	4,292,925
Fiserv, Inc. (NON)	70,900	3,761,954
Google, Inc. Class A (NON)	11,899	5,451,646
Western Union Co. (The)	133,500	2,930,325
		28,076,007

Telecommunications (0.1%)
Aruba Networks, Inc. (NON)	35,600	522,252

Textiles (0.7%)
Coach, Inc. (NON)	34,200	1,711,710
Maidenform Brands, Inc. (NON)	173,329	3,998,700
		5,710,410

Toys (0.5%)
Jakks Pacific, Inc. (NON)	178,800	4,273,320

Transportation Services (0.1%)
Expeditors International of Washington, Inc.	25,200	1,041,266

Total common stocks (cost $735,756,741)		$812,802,481

CONVERTIBLE PREFERRED STOCKS (--%)(a)
	Shares	Value

Bowstreet, Inc. escrow (acquired 3/22/06, cost $7,931)
(Private)(RES)(NON)(F)	98,744	$2,027
MarketSoft Software Corp. escrow (acquired 2/9/06,
cost $6,053) (Private)(RES)(NON)(F)	182,257	9,832
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
7/27/00, cost $336,828) (Private)(RES)(NON)(F)	122,060	6,103

Total convertible preferred stocks (cost $350,812)		$17,962

SHORT-TERM INVESTMENTS (1.3%)(a) (cost $10,291,442)

	Shares	Value

Putnam Prime Money Market Fund (e)	10,291,442	$10,291,442

TOTAL INVESTMENTS

Total investments (cost $746,398,995) (b)		$823,111,885

FUTURES CONTRACTS OUTSTANDING at 3/31/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index (Long)	6	$2,146,800	Jun-07	$(9,772)
S&P Mid Cap 400 Index E-Mini (Long)	5	427,900	Jun-07	430
Russell 2000 Index Mini (Long)	5	404,000	Jun-07	1,731
NASDAQ 100 Index E-Mini (Long)	3	107,445	Jun-07	204

Total				$(7,407)

     NOTES

(a) Percentages indicated are based on net assets of $822,011,456.

(b) The aggregate identified cost on a tax basis is $746,580,537, resulting in gross unrealized appreciation and depreciation of $97,887,770 and $21,356,422, respectively, or net unrealized appreciation of $76,531,348.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2007 was $2,954,593 or 0.4% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $152,458 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $84,547,511 and $82,104,205, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At March 31, 2007, liquid assets totaling $3,086,145 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Discovery Growth Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: May 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2007